INVESTMENT SECURITIES - Schedule of Gross Unrealized Losses and Fair Values of Securities (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Investment [Line Items]
Less than 12 months, Fair Value	$ 6,758	$ 4,326
Less than 12 months, Gross Unrealized Losses	(187)	(84)
12 months or more, Fair Value	209	484
12 months or more, Gross Unrealized Losses	(9)	(42)
Total, Fair Value	6,967	4,810
Total, Gross Unrealized Losses	(196)	(126)
Debt Securities | Tax-exempt municipal securities
Investment [Line Items]
Less than 12 months, Fair Value	2,756	843
Less than 12 months, Gross Unrealized Losses	(67)	(3)
12 months or more, Fair Value	43	52
12 months or more, Gross Unrealized Losses	(1)	(1)
Total, Fair Value	2,799	895
Total, Gross Unrealized Losses	(68)	(4)
Debt Securities | Residential Mortgage-backed securities
Investment [Line Items]
Less than 12 months, Fair Value	0	2
Less than 12 months, Gross Unrealized Losses	0	0
12 months or more, Fair Value	4	4
12 months or more, Gross Unrealized Losses	0	0
Total, Fair Value	4	6
Total, Gross Unrealized Losses	0	0
Debt Securities | Commercial Mortgage-backed securities
Investment [Line Items]
Less than 12 months, Fair Value	182	626
Less than 12 months, Gross Unrealized Losses	(3)	(13)
12 months or more, Fair Value	24	265
12 months or more, Gross Unrealized Losses	(1)	(28)
Total, Fair Value	206	891
Total, Gross Unrealized Losses	(4)	(41)
Debt Securities | Asset-backed securities
Investment [Line Items]
Less than 12 months, Fair Value	51	258
Less than 12 months, Gross Unrealized Losses	0	(2)
12 months or more, Fair Value	63	0
12 months or more, Gross Unrealized Losses	0	0
Total, Fair Value	114	258
Total, Gross Unrealized Losses	0	(2)
Debt Securities | Corporate debt securities
Investment [Line Items]
Less than 12 months, Fair Value	1,544	918
Less than 12 months, Gross Unrealized Losses	(71)	(45)
12 months or more, Fair Value	69	63
12 months or more, Gross Unrealized Losses	(7)	(10)
Total, Fair Value	1,613	981
Total, Gross Unrealized Losses	(78)	(55)
Debt Securities | U.S. Treasury And Other U.S. Government Corporations And Agencies | U.S. Treasury and agency obligations
Investment [Line Items]
Less than 12 months, Fair Value	697	195
Less than 12 months, Gross Unrealized Losses	(15)	(1)
12 months or more, Fair Value	3	14
12 months or more, Gross Unrealized Losses	0	0
Total, Fair Value	700	209
Total, Gross Unrealized Losses	(15)	(1)
Debt Securities | U.S. Treasury And Other U.S. Government Corporations And Agencies | Mortgage-backed securities
Investment [Line Items]
Less than 12 months, Fair Value	1,528	1,484
Less than 12 months, Gross Unrealized Losses	(31)	(20)
12 months or more, Fair Value	3	86
12 months or more, Gross Unrealized Losses	0	(3)
Total, Fair Value	1,531	1,570
Total, Gross Unrealized Losses	$ (31)	$ (23)